Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 65,249	$ 168,883
Prepaid and other current assets	40,143	22,800
Total current assets	105,392	191,683
Deferred offering costs	169,582	0
Operating lease right-of-use asset	14,574	47,096
Security deposit	2,850	2,850
Patents, net	24,300	28,350
TOTAL ASSETS	316,698	269,979
Current Liabilities
Accounts payable and accrued expenses	1,052,255	830,672
Accrued liabilities - related parties	255,573	168,649
Accrued compensation	699,767	608,500
Operating lease liability - current	15,157	33,331
Convertible notes payable, net of debt discount	500,000	0
Convertible notes payable - related party, net of debt discount	1,279,149	0
Derivative liabilities	141,248	0
Total current liabilities	3,943,149	1,641,152
Convertible notes payable, net of debt discount	0	557,500
Notes payable - related party	250,000	0
Convertible notes payable - related party, net of debt discount	0	500,000
Operating lease liability - long-term	0	15,158
TOTAL LIABILITIES	4,193,149	2,713,810
Commitments and Contingencies	0	0
Stockholders' Deficit
Series A Convertible Preferred Stock - $0.001 par value, 1,000,000 shares Authorized and 0 shares issued and outstanding	0	0
Common Stock - $0.001 par value, 300,000,000 shares Authorized, 252,408,222 and 244,783,222 shares issued and outstanding at December 31, 2024 and December 31, 2023	258,690	252,408
Additional Paid-In Capital	77,235,150	76,004,704
Accumulated Deficit	(81,370,291)	(78,700,943)
Total Stockholders' Deficit	(3,876,451)	(2,443,831)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 316,698	$ 269,979